Third Quarter Report
May 31, 2023 (Unaudited)
Columbia Integrated Large Cap Growth Fund
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Columbia Integrated Large Cap Growth Fund, May 31, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.2%
Issuer	Shares	Value ($)
Communication Services 11.1%
Entertainment 1.7%
Electronic Arts, Inc.	29,734	3,805,952
Interactive Media & Services 9.4%
Alphabet, Inc., Class A(a)	26,499	3,255,932
Alphabet, Inc., Class C(a)	93,131	11,489,572
Meta Platforms, Inc., Class A(a)	24,446	6,471,345
Pinterest, Inc., Class A(a)	28,577	684,133
Total		21,900,982
Total Communication Services		25,706,934
Consumer Discretionary 13.8%
Automobiles 1.3%
Tesla, Inc.(a)	15,130	3,085,461
Broadline Retail 5.1%
Amazon.com, Inc.(a)	98,081	11,826,607
Hotels, Restaurants & Leisure 2.4%
Expedia Group, Inc.(a)	22,060	2,111,363
Starbucks Corp.	36,715	3,584,852
Total		5,696,215
Leisure Products 1.0%
YETI Holdings, Inc.(a)	62,382	2,281,310
Specialty Retail 4.0%
AutoZone, Inc.(a)	1,434	3,422,728
Lowe’s Companies, Inc.	8,000	1,609,040
Ulta Beauty, Inc.(a)	6,761	2,770,861
Williams-Sonoma, Inc.	12,567	1,426,480
Total		9,229,109
Total Consumer Discretionary		32,118,702
Consumer Staples 5.9%
Beverages 4.0%
Monster Beverage Corp.(a)	71,733	4,204,989
PepsiCo, Inc.	28,300	5,160,505
Total		9,365,494
Food Products 0.8%
Hershey Co. (The)	6,727	1,747,002
Common Stocks (continued)
Issuer	Shares	Value ($)
Personal Care Products 1.1%
Estee Lauder Companies, Inc. (The), Class A	14,480	2,664,754
Total Consumer Staples		13,777,250
Energy 1.2%
Energy Equipment & Services 0.8%
Halliburton Co.	60,183	1,724,243
Oil, Gas & Consumable Fuels 0.4%
EOG Resources, Inc.	9,221	989,321
Total Energy		2,713,564
Financials 8.8%
Capital Markets 1.6%
Charles Schwab Corp. (The)	38,971	2,053,382
MSCI, Inc.	3,415	1,606,860
Total		3,660,242
Consumer Finance 0.8%
American Express Co.	10,899	1,728,145
Financial Services 5.7%
FleetCor Technologies, Inc.(a)	11,093	2,513,119
MasterCard, Inc., Class A	20,762	7,578,546
PayPal Holdings, Inc.(a)	51,682	3,203,767
Total		13,295,432
Insurance 0.7%
Progressive Corp. (The)	13,315	1,703,122
Total Financials		20,386,941
Health Care 11.0%
Biotechnology 4.2%
Exelixis, Inc.(a)	93,390	1,800,559
Incyte Corp.(a)	26,672	1,641,662
Neurocrine Biosciences, Inc.(a)	18,346	1,642,517
Vertex Pharmaceuticals, Inc.(a)	14,113	4,566,544
Total		9,651,282
Health Care Providers & Services 3.7%
Cigna Group (The)	12,255	3,032,009
UnitedHealth Group, Inc.	11,574	5,639,316
Total		8,671,325
2	Columbia Integrated Large Cap Growth Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Integrated Large Cap Growth Fund, May 31, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Technology 1.6%
Veeva Systems Inc., Class A(a)	22,075	3,657,827
Pharmaceuticals 1.5%
Eli Lilly & Co.	8,349	3,585,562
Total Health Care		25,565,996
Industrials 6.1%
Aerospace & Defense 1.0%
Axon Enterprise, Inc.(a)	12,142	2,342,313
Commercial Services & Supplies 1.1%
Waste Management, Inc.	16,222	2,626,666
Construction & Engineering 1.4%
Valmont Industries, Inc.	5,169	1,355,674
WillScot Mobile Mini Holdings Corp.(a)	41,277	1,778,213
Total		3,133,887
Electrical Equipment 0.4%
Acuity Brands, Inc.	6,053	912,126
Ground Transportation 0.5%
Landstar System, Inc.	6,094	1,068,766
Machinery 1.1%
ITT, Inc.	12,718	968,603
Snap-On, Inc.	6,613	1,645,711
Total		2,614,314
Professional Services 0.6%
Booz Allen Hamilton Holding Corp.	14,441	1,452,476
Total Industrials		14,150,548
Information Technology 40.8%
Communications Equipment 1.5%
F5, Inc.(a)	3,919	578,366
Motorola Solutions, Inc.	9,864	2,780,859
Total		3,359,225
IT Services 1.2%
GoDaddy, Inc., Class A(a)	38,627	2,834,449
Semiconductors & Semiconductor Equipment 10.3%
Advanced Micro Devices, Inc.(a)	20,259	2,394,816
Broadcom, Inc.	9,428	7,617,447
NVIDIA Corp.	20,190	7,638,685
Common Stocks (continued)
Issuer	Shares	Value ($)
QUALCOMM, Inc.	42,045	4,768,323
Texas Instruments, Inc.	8,759	1,523,015
Total		23,942,286
Software 17.8%
Adobe, Inc.(a)	15,479	6,466,971
Autodesk, Inc.(a)	7,297	1,454,949
Crowdstrike Holdings, Inc., Class A(a)	7,126	1,141,086
Dropbox, Inc., Class A(a)	88,939	2,047,376
Microsoft Corp.	67,705	22,233,645
New Relic, Inc.(a)	19,204	1,352,922
ServiceNow, Inc.(a)	6,584	3,586,832
Workday, Inc., Class A(a)	14,732	3,123,037
Total		41,406,818
Technology Hardware, Storage & Peripherals 10.0%
Apple, Inc.	131,213	23,257,504
Total Information Technology		94,800,282
Materials 0.5%
Containers & Packaging 0.5%
Sealed Air Corp.	29,547	1,118,354
Total Materials		1,118,354
Total Common Stocks (Cost $138,518,975)		230,338,571

Money Market Funds 0.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.241%(b),(c)	1,686,151	1,685,308
Total Money Market Funds (Cost $1,685,373)		1,685,308
Total Investments in Securities (Cost: $140,204,348)		232,023,879
Other Assets & Liabilities, Net		170,270
Net Assets		232,194,149

Columbia Integrated Large Cap Growth Fund | Third Quarter Report 2023	3

Portfolio of Investments   (continued)
Columbia Integrated Large Cap Growth Fund, May 31, 2023 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at May 31, 2023.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended May 31, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.241%
	3,862,804	60,138,841	(62,316,027)	(310)	1,685,308	43	104,213	1,686,151
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
4	Columbia Integrated Large Cap Growth Fund | Third Quarter Report 2023

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3QT316_08_N01_(07/23)